Accrued expenses and other current liabilities (Summary of Accrued Expenses and Other Current Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accrued expenses and other current liabilities [Abstract]
Deposits from customers	$ 4,827	¥ 31,269	¥ 27,807
Deposit from HNA	100,244	649,360
Payable for business acquisition	4,134	26,781
Accrued liabilities related to customers incentive program	5,346	34,633	¥ 14,764
Accrued professional service fees	1,910	12,373	18,361
Accrued advertising expenses	8,690	56,293	¥ 12,455
Amount due to the individual investors of yield enhancement products	90,949	589,151
Notes payable	10,806	70,000
Advanced payment from banks	3,331	21,575	¥ 11,036
Others	19,143	123,998	25,437
Total	$ 249,380	¥ 1,615,433	¥ 109,860